Other Long-Term Liabilities (Tables)	12 Months Ended
Apr. 27, 2013
Long-Term Liabilities

The Company had the following long-term liabilities at April 27, 2013 and April 28, 2012:

	April 27, 2013	April 28, 2012
Deferred rent	$149,934	182,313
Junior Seller Note (see Note 21)	127,250	150,000
Microsoft Commercial Agreement financing transaction (see Note 12)	52,642	—
Tax liabilities and reserves	54,068	—
Other	36,052	34,190

Total long-term liabilities	$419,946	366,503